Accounts receivable, net (Tables)	6 Months Ended
Jun. 30, 2023
Credit Loss [Abstract]
Schedule of allowance for doubtful accounts

	December 31, 2022	June 30, 2023	June 30, 2023
	RMB	RMB	USD
		(Unaudited)	(Unaudited)
Accounts receivable	26,612,573	37,723,534	5,220,672
Less: allowance for doubtful accounts	(8,487,562)	-	-
Accounts receivable, net	18,125,011	37,723,534	5,220,672

Schedule of allowance for doubtful accounts

	December 31, 2022	June 30, 2023	June 30, 2023
	RMB	RMB	USD
		(Unaudited)	(Unaudited)
Beginning balance	2,162,693	8,487,562	1,218,672
Addition	8,487,562	-	-
Recovery	2,162,693	8,487,562	1,218,672
Ending balance	8,487,562	-	-